UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21948

Cohen & Steers Closed-End Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value
CLOSED-END FUNDS 99.4%
ASIA EQUITY 0.5%
China Fund	35,600	$1,120,688
Morgan Stanley China A Share Fund(a)	30,200	867,948
		1,988,636
COMMODITIES 5.3%
Central Fund of Canada Ltd.	875,386	19,582,385
Central GoldTrust (Canada)(a)	37,200	2,021,076
		21,603,461
CONVERTIBLE 0.0%
Advent Claymore Convertible Securities and Income Fund	3,600	71,316
Advent Claymore Global Convertible Securities & Income Fund	4,000	39,280
		110,596

	Number of Shares	Value
COVERED CALL 7.6%
AGIC International & Premium Strategy Fund	2,000	$28,000
BlackRock Enhanced Capital and Income Fund	5,900	88,795
BlackRock Enhanced Dividend Achievers Trust	8,700	77,778
Dow 30 Enhanced Premium & Income Fund	5,800	66,700
Dow 30 Premium & Dividend Income Fund	1,400	20,874
Eaton Vance Enhanced Equity Income Fund	5,600	69,104
Eaton Vance Enhanced Equity Income Fund II	7,600	96,140
Eaton Vance Risk-Managed Diversified Equity Income Fund	280,600	3,597,292
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	811,756	10,455,417
Eaton Vance Tax-Managed Diversified Equity Income Fund	294,317	3,237,487
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	414,165	5,073,521
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	424,062	4,486,576
NFJ Dividend Interest & Premium Strategy Fund	178,800	3,250,584
Nuveen Equity Premium Advantage Fund	3,000	38,520
Nuveen Equity Premium and Growth Fund	1,500	20,445
Nuveen Equity Premium Income Fund	4,000	50,520
Nuveen Equity Premium Opportunity Fund	6,200	78,864
		30,736,617
EMERGING MARKETS DEBT 1.1%
AllianceBernstein Global High Income Fund	289,700	4,316,530
Global High Income Fund	1,700	21,454
Western Asset Emerging Markets Debt Fund	5,700	106,761
		4,444,745
EMERGING MARKETS EQUITY 0.1%
Templeton Emerging Markets Investment Trust PLC (United Kingdom)	40,000	423,509

	Number of Shares	Value
ENERGY/ RESOURCES 7.0%
ASA Gold and Precious Metals Ltd.	119,100	$3,775,470
BlackRock EcoSolutions Investment Trust	2,000	23,740
BlackRock Energy and Resources Trust	64,800	2,030,832
BlackRock Real Asset Equity Trust	415,800	6,507,270
BlackRock World Mining Trust PLC (United Kingdom)	225,200	2,852,193
Energy Select Sector SPDR Fund	81,200	6,480,572
Gabelli Global Gold Natural Resources & Income Trust	209,198	3,947,566
Oil Services HOLDRS Trust	15,900	2,613,324
		28,230,967
EQUITY TAX-ADVANTAGED 11.8%
Eaton Vance Tax-Advantaged Dividend Income Fund	914,700	16,117,014
Eaton Vance Tax-Advantaged Global Dividend Income Fund	671,600	9,973,260
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	376,800	8,270,760
Gabelli Dividend & Income Trust	624,769	10,389,908
John Hancock Tax-Advantaged Dividend Income Fund	143,090	2,263,684
John Hancock Tax-Advantaged Global Shareholder Yield Fund	1,100	14,465
Nuveen Tax-Advantaged Dividend Growth Fund	1,300	17,303
Nuveen Tax-Advantaged Total Return Strategy Fund	89,500	1,028,355
		48,074,749
FINANCIAL 0.4%
John Hancock Bank and Thrift Opportunity Fund	82,400	1,427,992

GLOBAL EQUITY 2.2%
BlackRock International Growth and Income Trust	137,140	1,401,571
Clough Global Equity Fund	317,400	4,894,308
ING Infrastructure Industrials and Materials Fund	122,000	2,673,020
Nuveen Global Value Opportunities Fund	2,100	41,685
		9,010,584

	Number of Shares	Value
GLOBAL EQUITY DIVIDEND 4.3%
Alpine Total Dynamic Dividend Fund	2,856,655	$17,568,428
Wells Fargo Advantage Global Dividend Opportunity Fund	8,100	79,461
		17,647,889
GLOBAL HYBRID (GROWTH & INCOME) 3.9%
AGIC Global Equity & Convertible Income Fund	1,000	16,590
Calamos Global Total Return Fund	1,000	15,340
Clough Global Opportunities Fund	900,800	12,476,080
Delaware Enhanced Global Dividend & Income Fund	1,900	25,213
LMP Capital and Income Fund	5,200	69,160
Nuveen Diversified Dividend and Income Fund	284,551	3,221,117
		15,823,500
GLOBAL INCOME 3.1%
DWS Multi-Market Income Trust	1,800	19,098
MFS Charter Income Trust	6,200	56,668
MFS Intermediate Income Trust	10,500	64,260
MFS Multimarket Income Trust	7,100	47,641
Nuveen Global Government Enhanced Income Fund	1,400	20,538
Nuveen Multi-Currency Short-Term Government Income Fund	5,900	82,305
PIMCO Strategic Global Government Fund	42,130	466,379
Putnam Premier Income Trust	1,264,600	8,194,608
Strategic Global Income Fund	1,500	16,635
Templeton Global Income Fund	182,465	1,914,058
Western Asset Global High Income Fund	146,000	1,892,160
		12,774,350

	Number of Shares	Value
GOVERNMENT 2.0%
AllianceBernstein Income Fund	1,060,900	$8,158,321
Federated Enhanced Treasury Income Fund	2,100	32,130
Western Asset Inflation Management Fund	1,000	16,880
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	6,100	75,274
Western Asset/Claymore Inflation-Linked Securities & Income Fund	3,200	39,968
		8,322,573
HEALTH/BIOTECH 0.0%
BlackRock Health Sciences Trust	1,000	26,920

HIGH YIELD 9.5%
BlackRock Corporate High Yield Fund	4,200	30,114
BlackRock Corporate High Yield Fund III	4,200	30,030
BlackRock Corporate High Yield Fund V	207,900	2,469,852
BlackRock Corporate High Yield Fund VI	175,255	2,055,741
BlackRock Debt Strategies Fund	16,100	64,239
BlackRock Senior High Income Fund	9,900	40,887
Dreyfus High Yield Strategies Fund	14,200	66,314
DWS High Income Trust	1,300	13,182
Helios Multi-Sector High Income Fund	1,200	6,180
Neuberger Berman High Yield Strategies Fund	1,700	24,548
New America High Income Fund	419,336	4,281,420
PIMCO High Income Fund	382,672	5,361,235
Pioneer Diversified High Income Trust	1,200	25,404
Pioneer High Income Trust	253,738	4,199,364
Putnam High Income Securities Fund	1,400	11,844
Wells Fargo Advantage Income Opportunities Fund	288,500	2,942,700
Western Asset High Income Fund II	1,226,067	12,089,021
Western Asset High Income Opportunity Fund	752,000	4,782,720
		38,494,795

	Number of Shares	Value
INVESTMENT GRADE 2.0%
Duff & Phelps Utility and Corporate Bond Trust	3,500	$38,465
Invesco Van Kampen Bond Fund	1,200	21,792
John Hancock Income Securities Trust	1,000	14,020
John Hancock Investors Trust	1,000	22,270
PIMCO Corporate Income Fund	4,500	74,655
PIMCO Corporate Opportunity Fund	331,479	6,884,819
Putnam Master Intermediate Income Trust	9,400	55,554
Western Asset Global Corporate Defined Opportunity Fund	45,000	823,050
Western Asset Premier Bond Fund	2,500	39,000
		7,973,625
LIMITED DURATION 2.3%
BlackRock Limited Duration Income Trust	4,200	72,744
Eaton Vance Limited Duration Income Fund	584,342	9,337,785
Eaton Vance Short Duration Diversified Income Fund	2,600	44,018
Wells Fargo Advantage Multi-Sector Income Fund	4,900	74,137
		9,528,684
MASTER LIMITED PARTNERSHIP 7.0%
ClearBridge Energy MLP Fund	108,220	2,445,772
Cushing MLP Total Return Fund	201,100	2,181,935
Energy Income and Growth Fund	190,380	5,540,058
Kayne Anderson Energy Total Return Fund	290,924	9,204,835
Kayne Anderson MLP Investment Company	103,600	3,384,612
Tortoise MLP Fund	209,800	5,517,740
		28,274,952
MORTGAGE BOND 0.0%
BlackRock Enhanced Government Fund	1,600	24,816
BlackRock Income Trust	6,100	40,992
Helios Total Return Fund	2,600	15,782
Nuveen Mortgage Opportunity Term Fund	1,700	42,279
		123,869

	Number of Shares	Value
MULTI-SECTOR 5.1%
AGIC Convertible & Income Fund	766,931	$8,397,895
AGIC Convertible & Income Fund II	672,570	6,766,054
BlackRock Core Bond Trust	3,700	44,696
BlackRock Credit Allocation Income Trust I	1,700	15,555
BlackRock Credit Allocation Income Trust II	5,100	50,133
BlackRock Credit Allocation Income Trust III	2,700	28,431
BlackRock Credit Allocation Income Trust IV	7,900	95,748
BlackRock Diversified Income Strategies Fund	1,600	17,472
BlackRock Income Opportunity Trust	3,600	33,552
MFS Government Markets Income Trust	4,100	26,240
Nuveen Multi-Strategy Income and Growth Fund	10,300	87,447
PIMCO Global StocksPLUS & Income Fund	1,800	44,172
PIMCO Income Opportunity Fund	136,500	3,740,100
PIMCO Income Strategy Fund	3,700	44,252
PIMCO Income Strategy Fund II	114,900	1,198,407
		20,590,154
NATIONAL MUNICIPAL 0.9%
AllianceBernstein National Municipal Income Fund	48,200	635,276
BlackRock Municipal Income Trust II	46,800	627,120
BlackRock MuniVest Fund II	28,938	400,791
PIMCO Municipal Income Fund II	97,000	979,700
Putnam Managed Municipal Income Trust	164,600	1,135,740
		3,778,627

	Number of Shares	Value
PREFERRED 3.4%
Flaherty & Crumrine/Claymore Preferred Securities Income Fund	377,972	$6,455,762
Flaherty & Crumrine/Claymore Total Return Fund	176,200	3,226,222
John Hancock Preferred Income Fund	2,400	45,600
John Hancock Preferred Income Fund II	54,013	1,017,065
John Hancock Preferred Income Fund III	166,505	2,788,958
John Hancock Premium Dividend Fund	4,200	48,972
Nuveen Quality Preferred Income Fund	5,700	44,004
Nuveen Quality Preferred Income Fund II	11,600	96,048
Nuveen Quality Preferred Income Fund III	1,800	14,436
		13,737,067
REAL ESTATE 4.0%
Alpine Global Premier Properties Fund	1,581,711	11,087,794
ING Clarion Global Real Estate Income Fund	452,612	3,715,945
Neuberger Berman Real Estate Securities Income Fund	6,200	25,544
Nuveen Real Estate Income Fund	139,600	1,510,472
		16,339,755
SENIOR LOAN 4.6%
BlackRock Floating Rate Income Strategies Fund	2,400	37,440
BlackRock Floating Rate Income Strategies Fund II	1,400	19,782
BlackRock Floating Rate Income Trust	3,200	47,712
Eaton Vance Floating-Rate Income Trust	475,846	7,846,701
Eaton Vance Senior Floating-Rate Trust	191,626	3,152,248
Eaton Vance Senior Income Trust	509,287	3,707,609
Highland Credit Strategies Fund	7,300	54,823
Invesco Van Kampen Dynamic Credit Opportunities Fund	8,200	108,076
Invesco Van Kampen Senior Income Trust	25,300	129,789
Nuveen Floating Rate Income Fund	183,800	2,266,254
Nuveen Floating Rate Income Opportunity Fund	4,600	56,350
Nuveen Senior Income Fund	4,000	30,440
Pioneer Floating Rate Trust	77,700	1,036,518
		18,493,742

	Number of Shares	Value
U.S. GENERAL EQUITY 8.1%
Gabelli Equity Trust	2,740,100	$16,933,818
Liberty All-Star Equity Fund	1,627,186	8,558,998
Nuveen Core Equity Alpha Fund	3,100	43,741
Royce Value Trust	466,500	7,179,435
Special Opportunities Fund	1,000	15,310
SunAmerica Focused Alpha Growth Fund	2,500	50,025
SunAmerica Focused Alpha Large-Cap Fund	1,100	19,976
Tri-Continental Corp.	2,600	38,012
		32,839,315
U.S. HYBRID (GROWTH & INCOME) 1.9%
AGIC Equity & Convertible Income Fund	3,100	59,985
DNP Select Income Fund	372,830	3,541,885
Guggenheim Strategic Opportunities Fund	193,250	4,056,318
TS&W/Claymore Tax-Advantaged Balanced Fund	1,000	11,010
		7,669,198
UTILITY 1.3%
Macquarie First Trust Global Infrastructure Utilities Dividend & Income Fund	203,100	3,227,259
Macquarie Global Infrastructure Total Return Fund	102,500	1,867,550
The Reaves Utility Income Trust	3,200	73,472
Wells Fargo Advantage Utilities and High Income Fund	1,500	17,775
		5,186,056
TOTAL CLOSED-END FUNDS (Identified cost—$336,993,953)		403,676,927

SHORT-TERM INVESTMENTS 1.0%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.01%(b)	1,950,205	1,950,205
State Street Institutional Liquid Reserves Fund, 0.16%(b)	1,951,452	1,951,452
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,901,657)		3,901,657

		Value
TOTAL INVESTMENTS (Identified cost—$340,895,610)	100.4%	$407,578,584

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)	(1,530,951)

NET ASSETS (Equivalent to $14.78 per share based on 27,474,186 shares of common stock outstanding)	100.0%	$406,047,633

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the seven day yield of the fund.

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Closed-End Funds	$403,676,927	$403,676,927	$—	—
Money Market Funds	3,901,657	—	3,901,657	—
Total Investments	$407,578,584	$403,676,927	$3,901,657	—

Note 2. Income Tax Information

As of March 31, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$72,142,503
Gross unrealized depreciation	(5,459,529)
Net unrealized appreciation	$66,682,974
Cost for federal income tax purposes	$340,895,610

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: May 27, 2011